Related Parties - Summarized Changes of Number of Restricted and Performance Shares Granted (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2018 shares
Summary of related parties [line items]
Balance on December 31, 2017	166,270,000
Shares granted	369,976
Forfeiture of granted shares due to termination of executive employment	(19,886)
Balance on December 31, 2018	369,976,000
April 9, 2018 [member]
Summary of related parties [line items]
Shares granted	103,592,000
September 19, 2018 [member]
Summary of related parties [line items]
Shares granted	80,000,000
September 24, 2018 [member]
Summary of related parties [line items]
Shares granted	40,000,000